Stock Based Compensation (Detail) - The 2003 Share Plan (USD $)			3 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013 2003 Share Plan [Member]	Oct. 31, 2012 2003 Share Plan [Member]
Shares			15,908,845	16,350,045
Weighted Average Exercise Price Per Share (in Dollars per share)			$ 0.71	$ 0.72
Aggregate Intrinsic Value (in Dollars)	$ 0	$ 148,000	$ 185,000
Options Exercisable at January 31, 2013			15,848,845
Options Exercisable at January 31, 2013 (in Dollars per share)			$ 0.71
Options Exercisable at January 31, 2013 (in Dollars)			$ 175,000
Forfeited			(441,200)
Forfeited (in Dollars per share)			$ 0.83